Cover	Sep. 08, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 08, 2026
Entity Registrant Name	Braze, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41065
Entity Tax Identification Number	45-2505271
City Area Code	609
Local Phone Number	964-0585
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BRZE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001676238